Business, Liquidity and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following as of March 31, 2016 and 2015:

	2016	2015
Accounts receivable trade	$738,554	$920,022
Accounts receivable - Harmonized sales tax	—	211,972
Allowance for doubtful accounts and sales tax	(77,917)	(74,289)

	$660,637	$1,057,705

Schedule of Inventory By Using First-In First-Out Method

Inventory is relieved using the first-in, first-out method and consists of the following at March 31, 2016 and 2015.

	2016	2015
Current inventory – Catheters	$62,554	$79,604
Non-current inventory - Consoles	—	190,276

	$62,554	$269,880